Supplement dated February 8, 2019
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia High Yield Bond Fund	10/1/2018
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2010
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers" and the information beneath it, in the "More Information About the Fund - Primary Service Providers" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2010
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP160_05_002_(02/19)

Supplement dated February 8, 2019
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Documents Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund	12/1/2018
Effective immediately, the portfolio manager information under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Ronald Launsbach, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012
Vesa Tontti, CFA	Sr. Leveraged Debt Analyst	Co-Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Ronald Launsbach, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012
Vesa Tontti, CFA	Sr. Leveraged Debt Analyst	Co-Portfolio Manager	February 2019
Mr. Launsbach joined the Investment Manager in 2001. Mr. Launsbach began his investment career in 1994 and earned a M.B.A. from Marshall School of Business at the University of Southern California.
Mr. Tontti joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Tontti began his investment career in 1997 and earned an M.S. from the Institute of Industrial Management of Helsinki University of Technology, Finland.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP149_07_002_(02/19)

Supplement dated February 8, 2019
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Opportunities Fund	12/1/2018
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2003
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Manager” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Lavin, CFA	Senior Portfolio Manager and Head of U.S. High Yield, Co-Head Global High Yield	Lead Portfolio Manager	2003
Daniel J. DeYoung	Portfolio Manager	Portfolio Manager	February 2019
Mr. Lavin joined the Investment Manager in 1994. Mr. Lavin began his investment career in 1986 and earned an M.B.A. from the University of Wisconsin – Milwaukee.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP164_07_001_(02/19)

Supplement dated February 8, 2019
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Mortgage Opportunities Fund	10/1/2018
Effective immediately, the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2014
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2014
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the information under the heading “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2014
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2014
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Heuer joined the Investment Manager in 1993. Mr. Heuer began his investment career in 1993 and earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Minnesota.
Mr. Osborn joined the Investment Manager in 2004. Mr. Osborn began his investment career in 2004 and earned a B.B.A. from the University of Wisconsin - Madison.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP251_05_001_(02/19)

Supplement dated February 8, 2019
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Quality Income Fund	10/1/2018
Effective immediately, the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2009
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the information under the heading “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2009
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Heuer joined the Investment Manager in 1993. Mr. Heuer began his investment career in 1993 and earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Minnesota.
Mr. Osborn joined the Investment Manager in 2004. Mr. Osborn began his investment career in 2004 and earned a B.B.A. from the University of Wisconsin - Madison.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP236_05_002_(02/19)